Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 465,184	$ 14,981	$ 28,951
Accounts receivable - related party (net of allowance for doubtful accounts)	8,270	0	6,029
Total current assets	473,454	14,981	34,980
Total Assets	473,454	14,981	34,980
Current liabilities
Accounts payable	41,260
Accrued payables	20,516	482	158
Total current liabilities	61,776	482	158
Total Liabilities	61,776	482	158
Commitments and Contingencies
Stockholders' Equity
Preferred stock, no par value; 5,000,000 shares authorized; No shares issues & outstanding at September 30, 2013	0	0	0
Common Stock, no par value; 100,000,000 shares authorized; 15,097,200 shares issued and outstanding on September 30, 2013 and 9,724,200 shares issued and outstanding on December 31, 2012 and 2011	883,694	76,050	76,050
Additional paid in capital	0	24,000	24,000
Deficit accumulated during development stage	(472,016)	(85,551)	(65,228)
Total Stockholders' Equity	411,678	14,499	34,822
Total Liabilities and Stockholders' Equity	$ 473,454	$ 14,981	$ 34,980